UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9537

MFS CALIFORNIA MUNICIPAL FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2015

MFS® CALIFORNIA MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS

8/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 167.0%
Airport Revenue - 9.1%
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “C”, BHAC, 5.25%, 5/15/38	$750,000	$839,475
Orange County, CA, Airport Rev., “A”, 5%, 7/01/31	190,000	212,272
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/21	500,000	570,760
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/43	500,000	554,590
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/30	285,000	318,285
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/31	150,000	165,614
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/34	440,000	493,856

		$3,154,852
General Obligations - General Purpose - 8.9%
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/20	$160,000	$157,229
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/17	70,000	69,580
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/18	50,000	49,339
State of California, AMBAC, 6%, 2/01/17	1,000,000	1,077,430
State of California, 5.25%, 4/01/35	455,000	520,411
State of California, 5.5%, 3/01/40	630,000	731,512
State of California, 5.25%, 11/01/40	415,000	483,321

		$3,088,822
General Obligations - Schools - 29.6%
Alhambra, CA, Unified School District, “B”, ASSD GTY, 5.25%, 8/01/28	$500,000	$563,980
Banning, CA, Unified School District (Election of 2006), “B”, ASSD GTY, 5.25%, 8/01/33	500,000	547,660
Beaumont, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, AGM, 0%, 8/01/40	955,000	301,713
Beaumont, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, AGM, 0%, 8/01/44	1,000,000	262,050
Chabot-Las Positas, CA, Community College (Election of 2004), “B”, AMBAC, 5%, 8/01/30	60,000	62,362
Folsom Cordova, CA, Unified School District (Election of 2012), “A”, 5%, 10/01/38	535,000	597,044
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 8/01/45	515,000	280,958
Mendocino Lake, CA, Community College District Rev. (Election of 2006), Capital Appreciation, “B”, AGM, 0%, 8/01/32	330,000	159,614
Montebello, CA, Unified School District (Election of 2004), “A-1”, ASSD GTY, 5.25%, 8/01/34	355,000	396,855
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Capital Appreciation, 0%, 8/01/43	855,000	593,259
Napa Valley, CA, Unified School District, 5%, 8/01/20	225,000	263,225
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/28	170,000	194,784
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/30	170,000	192,423
Pittsburg, CA, Unified School District, “B”, AGM, 5.5%, 8/01/34	500,000	558,295
Pomona, CA, Unified School District, “A”, NATL, 6.55%, 8/01/29	1,000,000	1,263,180
San Diego, CA, Community College (Election of 2002), 5.25%, 8/01/33	125,000	142,774
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/34	265,000	106,848
San Joaquin, CA, Delta Community College District (Election of 2004), Capital Appreciation, “B”, AGM, 0%, 8/01/18	400,000	381,408
San Jose, CA, Evergreen Community College District (Election of 2010), “A”, 5%, 8/01/41	265,000	296,297
Santee, CA, School District (Election of 2006), Capital Appreciation, “D”, ASSD GTY, 0%, 8/01/43	765,000	219,065
Vallejo City, CA, Unified School District, “A”, NATL, 5.9%, 8/01/25	500,000	590,230
Victor, CA, Elementary School District (Election of 2008), “A”, ASSD GTY, 5.125%, 8/01/34	500,000	565,020
Washington, CA, Yolo County Unified School District (New High School Project), 5%, 8/01/21	450,000	480,249
West Contra Costa, CA, Unified School District, “A”, NATL, 5.7%, 2/01/23	500,000	612,080
West Covina, CA, Unified School District, “A”, NATL, 5.8%, 2/01/21	500,000	601,115

		$10,232,488
Healthcare Revenue - Hospitals - 24.6%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Sharp Healthcare), 6.25%, 8/01/39	$505,000	$589,608
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Sharp Healthcare), “A”, 5%, 8/01/26	110,000	124,534
California Health Facilities Financing Authority Rev. (Cedars-Sinai Medical Center), 5%, 11/15/34	250,000	252,105
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 5%, 10/01/33	295,000	325,264
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 11/15/32	525,000	592,904

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 11/15/40	$255,000	$284,282
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 8/15/31	500,000	588,745
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/29	35,000	38,224
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/28	45,000	49,406
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/44	85,000	90,926
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/30	15,000	16,345
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/35	65,000	70,255
California Municipal Finance Authority, COP (Community Hospitals of Central California), 5.25%, 2/01/27	250,000	260,610
California Statewide Communities Development Authority Rev. (Adventist), ASSD GTY, 5%, 3/01/37	495,000	524,591
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 7/01/41	1,000,000	1,062,110
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 8/15/23	500,000	564,340
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5%, 4/01/42	455,000	498,730
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/54	350,000	369,170
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 11/01/30	260,000	294,042
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 8/15/32	610,000	683,627
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 12/01/41	450,000	498,222
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2/01/41	400,000	434,676
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/32	250,000	288,888

		$8,501,604
Healthcare Revenue - Long Term Care - 4.0%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/41	$150,000	$169,340
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 11/15/35	230,000	240,049
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/44	295,000	298,726
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 5/15/47	315,000	334,234
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/44	300,000	331,239

		$1,373,588
Industrial Revenue - Other - 1.6%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/35	$485,000	$567,392

Miscellaneous Revenue - Other - 3.0%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5%, 7/01/37	$400,000	$442,052
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2/01/33	160,000	173,386
California Statewide Communities Development Authority Rev. (Buck Institute for Research on Aging), AGM, 5%, 11/15/44	385,000	426,260

		$1,041,698
Port Revenue - 4.2%
Alameda Corridor Transportation Authority, California Rev., “A”, AGM, 5%, 10/01/28	$305,000	$354,968
Port of Oakland, CA, Rev., “P”, 5%, 5/01/33	1,000,000	1,097,180

		$1,452,148
Sales & Excise Tax Revenue - 1.2%
California Economic Recovery, “A”, 5%, 7/01/20 (Prerefunded 7/01/19)	$250,000	$287,615
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	50,000	31,315
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 8/01/40	165,000	104,165

		$423,095
Single Family Housing - Other - 1.2%
California Department of Veterans Affairs, Home Purchase Rev., “A”, 4.5%, 12/01/28	$385,000	$417,906

Single Family Housing - State - 3.2%
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2/01/30	$305,000	$307,315
California Housing Finance Agency Rev. (Home Mortgage), “K”, 5.3%, 8/01/23	175,000	179,254

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - State - continued
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/33	$555,000	$574,769
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 8/01/38	60,000	61,058

		$1,122,396
State & Agency - Other - 1.5%
Sacramento County, CA, Public Facilities Project, COP, AMBAC, 4.75%, 10/01/27	$500,000	$500,385

State & Local Agencies - 11.7%
California Public Works Board Lease Rev. (Judicial Council Projects), “A”, 5%, 3/01/28	$380,000	$439,778
California Public Works Board Lease Rev. (New Stockton Courthouse), “B”, 5%, 10/01/33	275,000	313,745
Los Angeles County, CA, Schools Regionalized Business Service Corp., Pooled Financing, Capital Appreciation, “A”, AMBAC, 0%, 8/01/18	2,020,000	1,893,750
Los Angeles County, CA, Schools Regionalized Business Service Corp., Pooled Financing, Capital Appreciation, “A”, AMBAC, 0%, 8/01/23	1,220,000	950,295
Los Angeles, CA, Municipal Improvement Corp. Lease Rev., “B”, ASSD GTY, 5.5%, 4/01/30	390,000	441,671

		$4,039,239
Tax Assessment - 12.9%
Fontana, CA, Public Finance Authority, Tax Allocation Rev. (Sub Lien North Fontana Redevelopment), “A”, AMBAC, 5%, 10/01/29	$1,000,000	$1,001,470
Huntington Park, CA, Public Financing Authority Rev., “A”, AGM, 5.25%, 9/01/19	500,000	507,090
Irvine, CA, Limited Obligation Improvement (Reassessment District #12-1), 4%, 9/02/22	115,000	127,888
Irvine, CA, Limited Obligation Improvement (Reassessment District #12-1), 5%, 9/02/23	60,000	69,510
North Natomas, CA, Community Facilities District Special Tax, “4-E”, 5.25%, 9/01/33	160,000	178,445
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/30	465,000	528,477
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/31	225,000	253,665
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, AGM, 5%, 10/01/34	295,000	332,347
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “A”, AMBAC, 5.25%, 9/01/25	500,000	508,725
San Dieguito, CA, Public Facilities Authority, “A”, AMBAC, 5%, 8/01/32	500,000	541,905
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), “A”, 5%, 8/01/33	130,000	141,073
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/43	250,000	271,518

		$4,462,113
Tobacco - 4.0%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.125%, 6/01/47	$1,000,000	$778,800
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	715,000	610,460

		$1,389,260
Toll Roads - 1.1%
Riverside County, CA, Transportation Commission, Toll Rev., “A”, 5.75%, 6/01/44	$320,000	$361,760

Transportation - Special Tax - 2.4%
Commonwealth of Puerto Rico Highway & Transportation Authority, Highway Rev., “Y”, AGM, 5.5%, 7/01/36 (Prerefunded 7/01/16)	$450,000	$469,188
San Francisco, CA, Municipal Transportation Agency Rev., “B”, 5%, 3/01/37	335,000	373,880

		$843,068
Universities - Colleges - 10.0%
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/28	$170,000	$197,173
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 12/01/25	120,000	125,072
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/30	285,000	347,227
California Municipal Finance Authority Rev. (Azusa Pacific University Project), “B”, 5%, 4/01/35	345,000	370,523
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 12/01/28 (Prerefunded 12/01/21)	375,000	450,675
California State University Rev., “A”, 5%, 11/01/24	370,000	434,199
California State University Rev., “A”, 5%, 11/01/30	680,000	800,183

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/43	$230,000	$232,652
University Enterprises, Inc. (Auxiliary Organization), “A”, FGIC, 4.375%, 10/01/30	500,000	501,780

		$3,459,484
Universities - Dormitories - 0.1%
California Municipal Finance Authority, Student Housing Rev. (Bowles Hall Foundation) “A”, 5%, 6/01/35	$25,000	$27,233

Universities - Secondary Schools - 1.5%
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/30	$255,000	$266,883
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 7/01/47	230,000	250,003

		$516,886
Utilities - Cogeneration - 0.7%
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/45	$150,000	$157,511
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/45	75,000	77,193

		$234,704
Utilities - Municipal Owned - 9.4%
California Department of Water Resources, Power Supply Rev., “L”, 5%, 5/01/19	$805,000	$920,429
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/39	50,000	56,623
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/44	55,000	61,917
Northern California Power Agency, Capital Facilities Rev., “A”, 5.25%, 8/01/24	390,000	437,132
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/23	10,000	9,234
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/24	55,000	49,419
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/30	5,000	4,383
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/27	40,000	35,658
Sacramento, CA, Municipal Utility District Rev., “U”, AGM, 5%, 8/15/19	750,000	840,998
Sacramento, CA, Municipal Utility District Rev., “X”, 5%, 8/15/25	370,000	435,734
Vernon, CA, Electric System Rev., “A”, 5.5%, 8/01/41	370,000	415,340

		$3,266,867
Utilities - Other - 2.8%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	$245,000	$321,068
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/33	585,000	662,431

		$983,499
Water & Sewer Utility Revenue - 18.3%
Atwater, CA, Public Financing Authority Wastewater Rev., ASSD GTY, 5%, 5/01/34	$500,000	$529,640
California Department of Water Resources Rev. (Central Valley Project Water System), “AE”, 5%, 12/01/28 (Prerefunded 6/01/18)	480,000	534,811
California Department of Water Resources Rev. (Central Valley Project Water System), “AE”, 5%, 12/01/28	20,000	22,265
California Department of Water Resources Rev. (Central Valley Project Water System), “AM”, 5%, 12/01/24	500,000	606,240
Chino Basin, CA, Regional Financing Authority Rev. (Inland Empire Utilities Agency), “A”, AMBAC, 5%, 11/01/38	1,000,000	1,069,110
Escondido, CA, Joint Powers Financing Authority Rev. (Water System Financing), 5%, 9/01/41	460,000	502,320
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/29	105,000	116,033
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/35	105,000	113,718
Madera, CA, Financing Authority, Irrigation Rev., 6.5%, 1/01/40	440,000	509,678
Norco, CA, Financing Authority, Enterprise Rev., AGM, 5.625%, 10/01/39	215,000	242,929
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/30	340,000	383,877
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/31	85,000	95,351
Sonoma County, CA, Water Agency Rev., “A”, AGM, 5%, 7/01/36	600,000	618,636
Soquel Creek, CA, Water District, COP, 5%, 3/01/43	370,000	403,785
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/31	350,000	399,228

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/35	$170,000	$192,185

		$6,339,806
Total Municipal Bonds		$57,800,293

Money Market Funds - 1.8%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	642,396	$642,396
Total Investments		$58,442,689

Other Assets, Less Liabilities - 1.7%		596,392

VMTPS, at liquidation value (issued by the fund) - (70.6)%		(24,425,000)
Net Assets applicable to common shares - 100.0%		$34,614,081

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
VMTPS	Variable Rate Municipal Term Preferred Shares

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

Derivative Contracts at 8/31/15

Futures Contracts at 8/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	20	$2,541,250	December - 2015	$553
U.S. Treasury Bond 30 yr (Short)	USD	3	463,875	December - 2015	1,208

					$1,761

At August 31, 2015, the fund had cash collateral of $37,200 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of August 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$57,800,293	$—	$57,800,293
Mutual Funds	642,396	—	—	642,396
Total Investments	$642,396	$57,800,293	$—	$58,442,689

Other Financial Instruments
Futures Contracts	$1,761	$—	$—	$1,761

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$54,450,649
Gross unrealized appreciation	4,235,240
Gross unrealized depreciation	(243,200)
Net unrealized appreciation (depreciation)	$3,992,040

Supplemental Information (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	868,573	7,784,180	(8,010,357)	642,396

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$770	$642,396

(4) Jurisdiction Weightings

Jurisdiction weighting percentages are based on net assets (applicable to common shares), as of August 31, 2015, are as follows:

California	163.2%
Puerto Rico	2.9%
New York	1.7%
Guam	1.0%

The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CALIFORNIA MUNICIPAL FUND

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: October 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: October 15, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 15, 2015

*	Print name and title of each signing officer under his or her signature.